Investment in Associated Companies (Schedule of changes of interest in Zim) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of associates [line items]
Write back of impairment of investment			$ 43,505
Net gains/(losses) related to the changes of interest in ZIM		$ (204)	43,505	$ 0
ZIM [Member]
Disclosure of associates [line items]
Gain on dilution from ZIM IPO		9,724	0
Loss on dilution from ZIM options exercised		(39,438)	0
Gain on sale of ZIM shares		29,510	0
Write back of impairment of investment	$ (72,000)	0	43,505		$ (28,000)
Net gains/(losses) related to the changes of interest in ZIM		$ (204)	$ 43,505